Basic and Diluted Loss per Share (Details) - Schedule of Basic and Diluted Net Loss per Share Attributable To Common Shareholders (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Net Loss Per Share Attributable To Common Shareholders [Abstract]
Weighted average number of shares diluted	2,685,626	1,731,753	2,254,235	968,721	11,621,238	2,048,788
Net loss per share attributable to common shareholders – diluted	$ (0.32)	$ (1.27)	$ (1.93)	$ (8.77)	$ (0.95)	$ (2.56)